Shareholders' equity - Subordinated notes - Tabular disclosure - Paid coupons (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 EUR (€)
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes		€ 282		€ 291		€ 272
Subordinated debt, 4.25 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes		42		42		42
Subordinated debt, 5.25 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes		52		52		53
Subordinated debt, 5.875 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes	£ 38	45	£ 38	50	£ 38	51
Subordinated debt, 4 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes		40		40		40
Subordinated debt, 5 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes		63		63		63
Subordinated debt, 5.75 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Remuneration of subordinated notes	£ 35	€ 40	£ 35	€ 44	£ 17	€ 23